Summary of Material Accounting Policy Information - Detail Information of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TSMC North America [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Sales and marketing of integrated circuits and other semiconductor devices	Sales and marketing of integrated circuits and other semiconductor devices
Establishment and Operating Location	San Jose, California, U.S.A.	San Jose, California, U.S.A.
Percentage of Ownership	100.00%	100.00%
TSMC Europe B.V. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location	Amsterdam, the Netherlands	Amsterdam, the Netherlands
Percentage of Ownership	100.00%	100.00%
TSMC Japan Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location	Yokohama, Japan	Yokohama, Japan
Percentage of Ownership	100.00%	100.00%
TSMC Design Technology Japan, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engineering support activities	Engineering support activities
Establishment and Operating Location	Yokohama, Japan	Yokohama, Japan
Percentage of Ownership	100.00%	100.00%
TSMC Japan 3DIC R&D Center, Inc.[Member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engineering support activities	Engineering support activities
Establishment and Operating Location	Yokohama, Japan	Yokohama, Japan
Percentage of Ownership	100.00%	100.00%
TSMC Korea Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location	Seoul, Korea	Seoul, Korea
Percentage of Ownership	100.00%	100.00%
TSMC Partners, Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in companies involved in the semiconductor design and manufacturing, and other investment activities	Investing in companies involved in the semiconductor design and manufacturing, and other investment activities
Establishment and Operating Location	Tortola, British Virgin Islands	Tortola, British Virgin Islands
Percentage of Ownership	100.00%	100.00%
TSMC Global, Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investment activities	Investment activities
Establishment and Operating Location	Tortola, British Virgin Islands	Tortola, British Virgin Islands
Percentage of Ownership	100.00%	100.00%
TSMC China Company Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location	Shanghai, China	Shanghai, China
Percentage of Ownership	100.00%	100.00%
TSMC Nanjing Company Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location	Nanjing, China	Nanjing, China
Percentage of Ownership	100.00%	100.00%
VisEra Technologies Company Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Research, design, development, manufacturing, sales, packaging and test of color filter	Research, design, development, manufacturing, sales, packaging and test of color filter
Establishment and Operating Location	Hsin-Chu, Taiwan	Hsin-Chu, Taiwan
Percentage of Ownership	67.00%	68.00%
TSMC Arizona Corporation [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Manufacturing, sales and testing of integrated circuits and other semiconductor devices
Establishment and Operating Location	Phoenix, Arizona, U.S.A.	Phoenix, Arizona, U.S.A.
Percentage of Ownership	100.00%	100.00%
Japan Advanced Semiconductor Manufacturing, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location	Kumamoto, Japan	Kumamoto, Japan
Percentage of Ownership	71.00%	71.00%
European Semiconductor Manufacturing Company (ESMC) GmbH [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Manufacturing, sales and testing of integrated circuits and other semiconductor devices
Establishment and Operating Location	Dresden, Germany	Dresden, Germany
Percentage of Ownership	100.00%
VentureTech Alliance Fund II, L.P. (VTAF II) [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location	Cayman Islands	Cayman Islands
Percentage of Ownership	98.00%	98.00%
VentureTech Alliance Fund III, L.P. (VTAF III) [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location	Cayman Islands	Cayman Islands
Percentage of Ownership	98.00%	98.00%
Emerging Fund L.P.[member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location	Cayman Islands	Cayman Islands
Percentage of Ownership	99.90%	99.90%
TSMC Development, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in companies involved in semiconductor manufacturing	Investing in companies involved in semiconductor manufacturing
Establishment and Operating Location	Delaware, U.S.A.	Delaware, U.S.A.
Percentage of Ownership	100.00%	100.00%
TSMC Technology, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engineering support activities	Engineering support activities
Establishment and Operating Location	Delaware, U.S.A.	Delaware, U.S.A.
Percentage of Ownership	100.00%	100.00%
TSMC Design Technology Canada Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Engineering support activities	Engineering support activities
Establishment and Operating Location	Ontario, Canada	Ontario, Canada
Percentage of Ownership	100.00%	100.00%
Growth Fund Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location	Cayman Islands	Cayman Islands
Percentage of Ownership	100.00%	100.00%
TSMC Washington, LLC [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Manufacturing, sales and testing of integrated circuits and other semiconductor devices
Establishment and Operating Location	Washington, U.S.A.	Washington, U.S.A.
Percentage of Ownership	100.00%	100.00%